PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
The following table summarizes the movement in the net book value of property and equipment for the six-month period ended June 30:

	Six-month period
	2020	2019

Balance as of January 1	7,340	4,932

Adjustment due to new accounting standard (IFRS 16)	—	1,945
Additions	839	827
Disposals	(25)	(29)
Depreciation	(804)	(812)
Impairment	(1)	(10)
Translation adjustment	(689)	265
Other	19	76

Balance as of June 30	6,679	7,194